Share-Based Compensation - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended					0 Months Ended		1 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended
	Feb. 22, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2013 2013 Long Term Incentive Plan	Mar. 31, 2013 Chief Executive Officer	Feb. 22, 2012 Chief Executive Officer	Mar. 31, 2011 Chief Executive Officer	Apr. 11, 2013 Officers And Management	Feb. 22, 2012 Officers And Management	Apr. 10, 2011 Officers And Management	Apr. 24, 2012 Board Of Directors Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized for grant						9,000,000	3,000,000
Shares granted term						10 years
Number of restricted stock unit, granted			102,117	80,298	61,350		0	60,000	39,198	15,750	42,117	11,100	45,600	15,000
Weighted average value, granted	$ 7.59		$ 10.00	$ 7.44	$ 6.39			$ 10.00		$ 5.99	$ 10.04		$ 6.53	$ 7.20
Restricted stock unit, vesting in period		199,998	258,000	150,000	215,000
Vesting term	All of these shares vest on the third anniversary of the grant date.		Vest on the third anniversary of the grant date.											Vest on the first anniversary of the grant date.
Share based compensation cost			$ 728,589	$ 796,760	$ 842,034
Unrecognized share-based compensation cost		853,082	948,311	653,908	853,082
Unrecognized compensation costs, weighted-average recognition period			1 year 6 months 11 days	11 months 5 days
Share vested, total fair value			$ 1,375,000	$ 6,950,520